Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Paid-in Additional Capital [Member]	Treasury Shares [Member]	Accumulated Deficit [Member]	Translation Differences [Member]	Other Reserves [Member]		Non-controlling Interest [Member]
Balance at Dec. 31, 2020	$ 1,108,940	$ 1,708	$ 1,291,505	$ 0	$ (188,709)	$ 169	$ 4,248		$ 19
Balance (in shares) at Dec. 31, 2020		170,798,328
Changes in equity
Profit/(loss) for the year	(11,507)	$ 0	0	0	(11,521)	0	0		14
Other comprehensive income/(loss)	(160)	0	0	0	(92)	(68)	0		0
Total comprehensive income/(loss) for the period net of tax	(11,667)	0	0	0	(11,613)	(68)	0		14
Cash dividends declared and paid	(22,083)	0	0	0	(22,083)	0	0		0
Purchase of treasury shares	$ (32,178)	$ 0	0	(32,178)	0	0	0		0
Purchase of treasury shares (in shares)	(5,513,254)	0
Retirement of treasury shares	$ 0	$ (55)	(32,123)	32,178	0	0	0		0
Retirement of treasury shares (in shares)		(5,513,254)
Compensation related to options and restricted stock	4,347	$ 8	4,619	0	0	0	(280)	[1]	0
Compensation related to options and restricted stock (in shares)		841,696
Balance at Dec. 31, 2021	1,047,359	$ 1,661	1,264,000	0	(222,405)	101	3,968		34
Balance (in shares) at Dec. 31, 2021		166,126,770
Changes in equity
Profit/(loss) for the year	61,979	$ 0	0	0	61,520	0	0		459
Other comprehensive income/(loss)	(1)	0	0	0	(101)	37	0		64
Total comprehensive income/(loss) for the period net of tax	61,979	0	0	0	61,419	37	0		523
Cash dividends declared and paid	(19,679)	0	0	0	(19,679)	0	0		0
Purchase of treasury shares	$ (24,758)	$ 0	0	(24,758)	0	0	0		0
Purchase of treasury shares (in shares)	(4,326,379)	0
Retirement of treasury shares	$ 0	$ (43)	(24,715)	24,758	0	0	0		0
Retirement of treasury shares (in shares)		(4,326,379)
Adjustment related to non-controlling interest	4,452	$ 0	0	0	0	0	0		4,452
Compensation related to options and restricted stock	4,133	$ 9	4,469	0	0	0	(345)	[1]	0
Compensation related to options and restricted stock (in shares)		852,948
Balance at Dec. 31, 2022	1,073,486	$ 1,627	1,243,754	0	(180,664)	138	3,623		5,008
Balance (in shares) at Dec. 31, 2022		162,653,339
Changes in equity
Profit/(loss) for the year	161,397	$ 0	0	0	161,353	0	0		43
Other comprehensive income/(loss)	(380)	0	0	0	(494)	63	0		52
Total comprehensive income/(loss) for the period net of tax	161,017	0	0	0	160,859	63	0		95
Cash dividends declared and paid	(187,262)	0	0	0	(186,672)	0	0		(590)
Purchase of treasury shares	$ (18,808)	$ 0	0	(18,808)	0	0	0		0
Purchase of treasury shares (in shares)	(2,209,927)	0
Retirement of treasury shares	$ 0	$ (22)	(18,786)	18,808	0	0	0		0
Retirement of treasury shares (in shares)		(2,209,927)
Compensation related to options and restricted stock	3,233	$ 6	3,285	0	0	0	(57)	[1]	0
Compensation related to options and restricted stock (in shares)		556,130
Balance at Dec. 31, 2023	$ 1,031,667	$ 1,610	$ 1,228,254	$ 0	$ (206,477)	$ 201	$ 3,566		$ 4,513
Balance (in shares) at Dec. 31, 2023		160,999,542

[1]	Other reserves are related to share-based payments.